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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Investment Management Inc.
                 -------------------------------------
   Address:      Three World Financial Center
                 -------------------------------------
                 200 Vesey Street
                 -------------------------------------
                 New York, NY 10281
                 -------------------------------------

Form 13F File Number: 028-13826
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Seth A. Gelman               New York, NY     November 15, 2010
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 42
                                        --------------------

Form 13F Information Table Value Total: 99,920
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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Brookfield Investment Management Inc.
FORM 13F
As of September 30, 2010

                                                                                              Voting Authority
                                                                                              ----------------
                                                           Value    Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class CUSIP        (x$1000) Prn Amt  Prn Call Dscretn Managers Sole    Shared  None
------------------------------ -------------- ---------    -------- -------- --- ---- ------- -------- ------- ------- -----
AMEREN CORP                    COM            023608102        3621   127500 SH       Sole             127500
AT&T                           COM            00206R102        3735   130586 SH       Sole             130586
AUTOMATIC DATA PROCESSING      COM            053015103        3707    88200 SH       Sole             88200
CENTURYLINK INC                COM            156700106        3834    97150 SH       Sole             97150
CITIGROUP INC                  COM            172967101         143    36538 SH       Sole             36538
DIAMOND OFFSHORE DRILL         COM            25271C102        2685    39617 SH       Sole             39617
DR HORTON                      COM            23331A109         267    24100 SH       Sole             24100
DTE ENERGY COMPANY             COM            233331107        3250    70758 SH       Sole             70758
EASTERN INSURANCE HOLDINGS     COM            276534104        1703   163900 SH       Sole             163900
ELI LILLY & CO                 COM            532457108        3561    97470 SH       Sole             97470
EXELON CORPORATION             COM            30161N101        3573    83905 SH       Sole             83905
FRANCE TELECOM SA              COM            35177Q105        3384   157163 SH       Sole             157163
FRONTIER COMMUNICATIONS CORP   COM            35906A108         785    96075 SH       Sole             96075
GLAXOSMITHKLINE PLC            COM            37733W105        3602    91151 SH       Sole             91151
HEINZ (HJ) CO                  COM            423074103        3546    74850 SH       Sole             74850
HOVNANIAN ENTERPRISES INC      COM            442487203          98    24900 SH       Sole             24900
ISHARES                        COM            464287200        1721    15032 SH       Sole             15032
ISHARES                        COM            464287309        1693    28517 SH       Sole             28517
ISHARES                        COM            464287408        1521    28044 SH       Sole             28044
ISHARES                        COM            464287465        1108    20177 SH       Sole             20177
ISHARES                        COM            464287507         729     9103 SH       Sole             9103
ISHARES                        COM            464287622        1173    18582 SH       Sole             18582
ISHARES                        COM            464287879        1192    19167 SH       Sole             19167
ISHARES                        COM            464287887        1199    19199 SH       Sole             19199
JOHNSON & JOHNSON              COM            478160104        3256    52558 SH       Sole             52558
KRAFT FOODS                    COM            50075N104        3710   120225 SH       Sole             120225
LORILLARD INC                  COM            544147101        3492    43478 SH       Sole             43478
MERCK & CO INC                 COM            58933Y105        3662    99490 SH       Sole             99490
NEW COMMUNICATIONS HLDGS       COM            35906A108         229    27982 SH       Sole             27982
NYSE EURONEXT                  COM            629491101        3345   117070 SH       Sole             117070
PAETEC HOLDING CORP            COM            695459107          62    15000 SH       Sole             15000
PFIZER INC                     COM            717081103        3582   208618 SH       Sole             208618
PP&L CORPORATION               COM            69351T106        3566   130975 SH       Sole             130975
PUBLIC SERVICES ENTERPRISES    COM            744573106        3624   109550 SH       Sole             109550
RYLAND GROUP INC               COM            783764103         240    13400 SH       Sole             13400
SPDR S&P MIDCAP 400 ETF TRUST  COM            78467Y107        2277    15640 SH       Sole             15640
SPDR TRUST SERIES I            COM            78462F103        1935    16955 SH       Sole             16955

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
TELEFONICA DE ESPANA S A       COM            879382208        3880    52323 SH       Sole             52323
UNILEVER PLC                   COM            904767704        3387   116375 SH       Sole             116375
VERIZON COMMUNICATIONS         COM            92343V104        3799   116575 SH       Sole             116575
WASTE MANAGEMENT               COM            94106L109        3597   100655 SH       Sole             100655
WINDSTREAM CORP                COM            97381W104         448    36500 SH       Sole             36500

REPORT SUMMARY                       42       DATA RECORDS   99,920              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED